Summary of Significant Accounting Policies - Schedule of earnings per share, basic and diluted (Detail) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding	[1],[2]	7,500,000
Basic and diluted net income (loss) per share		$ 0.00
Common Class A [Member]
Numerator: Income allocable to Class A common stock
Allocation of net income (loss)			$ (5,308,662)				$ (16,219,758)
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding			34,500,000	34,500,000	7,787,500	21,729,282	26,032,967
Basic and diluted net income (loss) per share			$ (0.15)	$ (0.01)	$ (0.88)	$ (0.49)	$ (0.62)
Common Class B [Member]
Numerator: Income allocable to Class A common stock
Allocation of net income (loss)			$ (1,327,165)				$ (5,201,757)
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding			8,625,000	8,625,000	8,625,000	8,208,564	8,348,901
Basic and diluted net income (loss) per share			$ (0.15)	$ (0.01)	$ (0.88)	$ (0.49)	$ (0.62)

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).